Notes Payable - Related Party (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	May 03, 2019	Mar. 31, 2019	Mar. 25, 2019	Mar. 15, 2019	Dec. 31, 2019	May 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Nov. 15, 2019	Jun. 05, 2019	Mar. 29, 2019
Payment of note payable related party			$ 500,000							$ 9,900,000	$ 960,000	$ 75,000
Increase in interest rate										9.00%
Purchase of equipment							$ 507,181	$ 356,022	$ 1,629,833	$ 2,291,907	$ 304,188
Principal payment		$ 300,000								300,000
Accrued interest		22,196								22,196				$ 18,226	$ 52,065
Post Closing Transaction Note Reduction [Member]
Post-closing changes to the purchase price of transaction								2,596,200
Reduction in Other Intangible Assets [Member]
Post-closing changes to the purchase price of transaction								2,312,609
Decreased Equipment Net [Member]
Post-closing changes to the purchase price of transaction								392,841
Increase to Deposits [Member]
Post-closing changes to the purchase price of transaction								109,250
Decreased Accumulated Amortization [Member]
Post-closing changes to the purchase price of transaction								508,242
Promissory Note [Member]
Principal payment													$ 50,000
Accrued interest													$ 2,452
Promissory Note [Member] | Shareholder [Member]
Debt instrument maturity date description	The note's original a maturity date of August 3, 2019 was extended to June 15, 2020.
Debt interest rate	2.56%
Promissory note	$ 375,000
Promissory Note [Member] | Fred Wagenhals [Member]
Promissory note					$ 90,000			90,000
Debt instrument maturity date					Jun. 12, 2020
Jageman Stamping Company's [Member]
Payment of note payable related party		9,900,000	500,000							$ 10,400,000
Debt instrument maturity date description										On April 30, 2019, the original due date of the note was subsequently extended to April 1, 2020.
Purchase of equipment										$ 18,869,541
Jageman Stamping Company's [Member] | Promissory Note [Member]
Payment of note payable related party		$ 9,900,000	$ 500,000	$ 10,400,000		$ 1,500,000
Debt instrument maturity date description				On April 30, 2019, the original due date of the note was subsequently extended to April 1, 2020.
Debt interest rate				4.60%
Increase in interest rate				9.00%
Interest expense related party								284,512
Purchase of equipment								$ 18,869,541